As filed with the Securities and Exchange Commission

on January 7, 2013

Securities Act File No. 33-68124

Investment Company Act File No. 811-7986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 35	☒

(Check appropriate box or boxes)

THE ALGER INSTITUTIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	212-806-8800

HAL LIEBES

FRED ALGER MANAGEMENT, INC.

360 PARK AVENUE SOUTH

NEW YORK, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, NY 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            The post effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Amendment to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,  thereto duly authorized, in the City of New York and State of New York on the 7th day of January, 2013.

THE ALGER INSTITUTIONAL FUNDS

		By:	*
Dan C. Chung, President

ATTEST:	/s/ Hal Liebes

Hal Liebes, Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this Amendment has been signed below by the following  persons in the  capacities  and on the dates indicated.

*	President (Principal	January 7, 2013
Dan C. Chung	Executive Officer)

/s/ Michael D. Martins	Treasurer	January 7, 2013
Michael D. Martins

*	Trustee	January 7, 2013
Charles F. Baird, Jr.

*	Trustee	January 7, 2013
Roger P. Cheever

*	Trustee	January 7, 2013
Hilary M. Alger

*	Trustee	January 7, 2013
Lester L. Colbert, Jr.

*	Trustee	January 7, 2013
Nathan E. Saint-Amand

*	Trustee	January 7, 2013
Stephen E. O’Neil

*	Trustee	January 7, 2013
David Rosenberg

*BY: /s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase